CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Issued Capital [Member]	Reserves [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 77,286,874	$ 8,219,502	$ (58,650,391)	$ 26,855,985
Beginning Balance (Shares) at Dec. 31, 2017	79,344,956
Statements [Line Items]
Loss for the year			(664,761)	(664,761)
Share-based payments		1,676		1,676
Common shares issued	$ 2,089,332			2,089,332
Common shares issued (Shares)	14,350,000
Ending Balance at Dec. 31, 2018	$ 79,376,206	8,221,178	(59,315,152)	28,282,232
Ending Balance (Shares) at Dec. 31, 2018	93,694,956
Statements [Line Items]
Loss for the year			(1,650,745)	(1,650,745)
Share-based payments		190,469		190,469
Common shares issued	$ 465,080			465,080
Common shares issued (Shares)	1,586,023
Ending Balance at Dec. 31, 2019	$ 79,841,286	8,411,647	(60,965,897)	$ 27,287,036
Ending Balance (Shares) at Dec. 31, 2019	95,280,979			95,280,979
Statements [Line Items]
Loss for the year			(2,243,560)	$ (2,243,560)
Share-based payments		528,412		528,412
Common shares issued	$ 5,306,414			5,306,414
Common shares issued (Shares)	16,943,195
Ending Balance at Dec. 31, 2020	$ 85,147,700	$ 8,940,059	$ (63,209,457)	$ 30,878,302
Ending Balance (Shares) at Dec. 31, 2020	112,224,174			112,224,174